FINANCIAL RISK MANAGEMENT - Net Assets Under Administration Off the Balance Sheet (Details) - PEN (S/) S/ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	S/ 132,558	S/ 120,768
Pension funds [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	49,582	53,912
Investment funds
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	52,174	43,635
Equity managed [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	25,273	18,387
Bank trusts [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	S/ 5,529	S/ 4,834